Business Combinations	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combinations
Note 3:	Business Combinations

The Company acquired seven businesses during the three years ended December 31, 2019. Proforma information has not been provided as the acquisitions did not have a material impact on the Company’s Consolidated Statements of Operations individually or in the aggregate.

Acquisition of Air Compressors and Blowers North Limited

On August 19, 2019, the Company acquired Air Compressors and Blowers North Limited (“ACBN”), a provider of vacuum pumps, blowers and compressors. The Company acquired certain assets of ACBN for total consideration of $7.0 million, which consisted of cash payments of $5.9 million and a $1.1 million deferred payment. The deferred payment is expected to be paid by the end of the first quarter of 2021 and is recorded in “Other liabilities” in the Consolidated Balance Sheets. The revenues and operating income of ACBN are included in the Company’s consolidated financial statements from the acquisition date and are included in the Industrial Technologies and Services segment.  None of the goodwill resulting from this acquisition is deductible for tax purposes.

Acquisition of Oina VV AB

On July 3, 2019, the Company acquired Oina VV AB (“Oina”) which specializes in customized pump solutions for liquid handling processes for use in medical, process and industrial applications. The Company acquired all of the assets and assumed certain liabilities of Oina for total consideration, net of cash acquired, of $10.0 million, which consisted of cash payments of $5.6 million, a $1.6 million holdback, and up to $2.8 million in contingent earn-out provisions. The $1.6 million holdback is expected to be paid by the end of the first quarter of 2021 and is recorded in “Other liabilities” in the Consolidated Balance Sheets.  The revenues and operating income of Oina are included in the Company’s consolidated financial statements from the acquisition date and are included in the Precision and Science Technologies segment. None of the goodwill resulting from this acquisition is deductible for tax purposes.

Acquisition of MP Pumps, Inc.

On December 12, 2018, the Company acquired MP Pumps, Inc. (“MP Pumps”), a leading manufacturer of specialty industrial pumps and associated aftermarket parts. The Company acquired all of the assets and assumed certain liabilities of MP Pumps for total consideration, net of cash acquired, of $58.5 million, which consisted of cash payments of $57.8 million and a $0.7 million holdback.  Purchase price adjustments reduced the holdback to $0.5 million and it was paid in the first quarter of 2019 and recorded in “Net cash paid in business combinations” in the Consolidated Statements of Cash Flows. The revenues and operating income of MP Pumps are included in the Company’s consolidated financial statements from the acquisition date and are included in the Precision and Science Technologies segment. None of the goodwill resulting from this acquisition is deductible for tax purposes.

Acquisition of DV Systems, Inc.

On November 2, 2018, the Company acquired DV Systems, Inc. (“DV Systems”), a leading manufacturer of rotary screws and piston compressors and associated aftermarket parts. The Company acquired all of the assets and assumed certain liabilities of DV Systems for total consideration, net of cash acquired, of $16.1 million, which consisted of cash payments of $14.8 million and a $1.3 million holdback. Purchase price adjustments increased the holdback to $1.4 million of which $0.3 million was paid in the fourth quarter of 2019 and recorded in “Payments of contingent consideration” in the Consolidated Statements of Cash Flows.  Of the $1.1 million holdback, $0.6 million is expected to be paid by the end of the first quarter of 2020 and $0.5 million is expected to be paid by the end the fourth quarter of 2020. The remaining $1.1 million holdback is recorded in “Accrued liabilities”. The revenues and operating income of DV Systems are included in the Company’s consolidated financial statements from the acquisition date and are included in the Industrial Technologies and Services segment. None of the goodwill resulting from this acquisition is deductible for tax purposes.

Acquisition of PMI Pump Parts

On May 29, 2018, the Company acquired PMI Pump Parts (“PMI”), a leading manufacturer of plungers and other well service pump consumable products. The Company acquired all of the assets and assumed certain liabilities of PMI for total consideration, net of cash acquired, of $21.0 million, which consisted of cash payments of $18.8 million, a $2.0 million promissory note and a $0.2 million holdback. The $0.2 million holdback and $1.0 million of the promissory note were paid in the fourth quarter of 2018. The remaining $1.0 million of the promissory note was paid in the second quarter of 2019 and recorded in “Payments of contingent consideration” in the Consolidated Statements of Cash Flows. The revenues and operating income of PMI are included in the Company’s consolidated financial statements from the acquisition date and are included in the High Pressure Solutions segment.  None of the goodwill resulting from this acquisition is deductible for tax purposes.

Acquisition of Runtech Systems Oy

On February 8, 2018, the Company acquired 100% of the stock of Runtech Systems Oy (“Runtech”), a leading global manufacturer of turbo vacuum technology systems and optimization solutions for industrial applications. The Company acquired all of the assets and assumed certain liabilities of Runtech for total cash consideration of $94.9 million, net of cash acquired. The revenues and operating income of Runtech are included in the Company’s consolidated financial statements from the acquisition date and are included in the Industrial Technologies and Services segment. The purchase price allocation resulted in the recording of $63.6 million of goodwill and $31.3 million of amortizable intangible assets as of the acquisition date. None of the goodwill resulting from this acquisition is deductible for tax purposes.

Acquisition of LeROI Compressors

On June 5, 2017, the Company acquired 100% of the stock of LeROI Compressors (“LeROI”), a leading North American manufacturer of gas compression equipment and solutions for vapor recovery, biogas and other process and industrial applications.  The Company acquired all of the assets and assumed certain liabilities of LeROI for total cash consideration of $20.4 million, net of cash acquired.  Included in the cash consideration was an indemnity holdback of $1.9 million.  During 2018, the holdback was adjusted to $1.7 million for repairs and further reduced by a $0.2 million payment made in the fourth quarter of 2018.  The holdback payment was recorded in “Payments of contingent consideration” in the Consolidated Statements of Cash Flows. Of the $1.5 million holdback, $1.0 million was paid in the second quarter of 2019 and $0.5 million is expected to be paid by the end of the second quarter of 2021. The remaining $0.5 million holdback is recorded in “Other liabilities.” The revenues and operating income of LeROI are included in the Company’s consolidated financial statements from the acquisition date and are included in the Industrial Technologies and Services segment.  None of the goodwill resulting from this acquisition is deductible for tax purposes.

Acquisition of the Non-Controlling Interest in Tamrotor Kompressorit Oy

On March 3, 2017, the Company acquired the remaining 49% non-controlling interest of Tamrotor Kompressorit Oy (“Tamrotor”), a distributor of the Company’s Industrial Technologies and Services segment air compression products.  The Company acquired the remaining interest in Tamrotor for total cash consideration of $5.2 million, consisting entirely of payments to the former shareholders.  Included in the cash consideration was a holdback of $0.5 million that was paid in the third quarter of 2017.

Acquisition Revenues and Operating Income

The revenue included in the financial statements for these acquisitions subsequent to their acquisition date was $137.6 million, $96.2 million and $13.9 million for the years ended December 31, 2019, 2018 and 2017, respectively.  For the years ended December 31, 2019, 2018 and 2017, operating income included in the financial statements for the acquisitions described above, subsequent to their date of acquisition was $19.1 million, $8.3 million and $1.4 million, respectively.

Transaction with Ingersoll Rand

On April 30, 2019, the Company entered into a definitive agreement with Ingersoll-Rand plc (“Ingersoll Rand”) pursuant to which Ingersoll Rand will separate its Industrial segment (“Ingersoll Rand Industrial”) and then combine it with the Company (the “Merger Agreement”). The transaction is expected to close during early 2020 and will be effected through a “Reverse Morris Trust” transaction pursuant to which Ingersoll Rand Industrial is expected to be spun-off to Ingersoll Rand’s shareholders and simultaneously merged with and surviving as a wholly-owned subsidiary of Gardner Denver (the “Merger”). Under the terms of the Merger Agreement, which has been unanimously approved by the Boards of Directors of Ingersoll Rand and the Company, at the time of close, Ingersoll Rand will receive $1.9 billion in cash from Ingersoll Rand Industrial that will be funded by newly-issued debt assumed by the Company in the Merger. Upon close of the transaction, existing Ingersoll Rand shareholders will receive 50.1% of the shares of the Company on a fully diluted basis.